Loans (Impaired Loans) (Details) (USD $)	9 Months Ended
Sep. 30, 2012
Financing Receivable, Impaired [Line Items]
Total recorded investment	$ 17,229,396
Total unpaid principal balance	8,973,030
Related allowance	1,104,834
Total average recorded investment	7,235,091
Legacy [Member]
Financing Receivable, Impaired [Line Items]
Total recorded investment	4,297,617
Total unpaid principal balance	3,649,701
Related allowance	284,967
Total average recorded investment	2,299,510
Legacy [Member] | Commercial Real Estate [Member]
Financing Receivable, Impaired [Line Items]
Recorded investment with no related allowance	886,735
Recorded investment with related allowance	1,316,578
Unpaid principle balance with no related allowance	886,735
Unpaid principal balance with related allowance	1,315,642
Related allowance	284,967
Average recorded investment with no related allowance	210,755
Average recorded investment with related allowance	912,436
Legacy [Member] | Construction Real Estate [Member]
Financing Receivable, Impaired [Line Items]
Recorded investment with no related allowance	1,616,317
Unpaid principle balance with no related allowance	969,337
Average recorded investment with no related allowance	1,013,782
Legacy [Member] | Residential Real Estate [Member]
Financing Receivable, Impaired [Line Items]
Recorded investment with no related allowance	469,168
Unpaid principle balance with no related allowance	469,168
Average recorded investment with no related allowance	161,557
Legacy [Member] | Commercial Loan [Member]
Financing Receivable, Impaired [Line Items]
Recorded investment with no related allowance	8,819
Unpaid principle balance with no related allowance	8,819
Average recorded investment with no related allowance	980
Acquired [Member]
Financing Receivable, Impaired [Line Items]
Total recorded investment	12,931,779
Total unpaid principal balance	5,323,329
Related allowance	819,867
Total average recorded investment	4,935,581
Acquired [Member] | Commercial Real Estate [Member]
Financing Receivable, Impaired [Line Items]
Recorded investment with no related allowance	3,228,631
Recorded investment with related allowance	2,344,156
Unpaid principle balance with no related allowance	1,468,222
Unpaid principal balance with related allowance	957,624
Related allowance	599,624
Average recorded investment with no related allowance	1,808,544
Average recorded investment with related allowance	636,445
Acquired [Member] | Construction Real Estate [Member]
Financing Receivable, Impaired [Line Items]
Recorded investment with no related allowance	2,638,683
Unpaid principle balance with no related allowance	100,000
Average recorded investment with no related allowance	827,778
Acquired [Member] | Residential Real Estate [Member]
Financing Receivable, Impaired [Line Items]
Recorded investment with no related allowance	4,257,819
Unpaid principle balance with no related allowance	2,448,453
Average recorded investment with no related allowance	1,426,915
Acquired [Member] | Commercial Loan [Member]
Financing Receivable, Impaired [Line Items]
Recorded investment with no related allowance	240,901
Recorded investment with related allowance	220,243
Unpaid principle balance with no related allowance	128,697
Unpaid principal balance with related allowance	220,243
Related allowance	220,243
Average recorded investment with no related allowance	39,483
Average recorded investment with related allowance	195,771
Acquired [Member] | Consumer Loan [Member]
Financing Receivable, Impaired [Line Items]
Recorded investment with no related allowance	1,346
Unpaid principle balance with no related allowance	90
Average recorded investment with no related allowance	$ 645